Assets Held for Sale - Assets Held for Sale (Parenthetical) (Detail) - APP [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets Held For Sale [line items]
Impairment loss	$ 39.0	$ 3.2	$ 89.7
Carrying value of assets held for sale	$ 1.0	$ 40.0